UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland – 122.9%
Corporate – 1.0%
Maryland EDC, Refunding RB, Potomac Electric Power Co., 6.20%, 9/01/22	$250	$304,258

County/City/Special District/School District – 23.9%
Anne Arundel County Consolidated, Special Taxing District, Special Tax Bonds, Refunding, Villages of Dorchester & Farmington Project, 5.00%, 7/01/32	500	558,740
City of Annapolis Maryland, Tax Allocation Bonds, Park Place Project, Series A, 5.35%, 7/01/34	475	477,931
City of Baltimore Maryland, RB, Special Tax Bonds, SO, Harborview Lot No. 2, 6.50%, 7/01/31	960	971,923
County of Montgomery Maryland, GO, Refunding, Consolidated Public Improvement Bonds, Series A, 5.00%, 7/01/26	500	586,800
County of Prince George’s Maryland, SO, National Harbor Project, 5.20%, 7/01/34	1,500	1,541,325
State of Maryland, GO, State & Local Facilities Loan:
First Series B, 5.00%, 3/15/22	250	295,135
Second Series B, 3.00%, 8/01/27	2,500	2,523,150
State of Maryland, GO, Refunding, State & Local Facilities Loan, Third Series C, 5.00%, 11/01/20	500	617,900

		7,572,904

Education – 26.9%
Anne Arundel County, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project:
4.00%, 9/01/27	510	543,548
3.25%, 9/01/28	360	353,451
Maryland EDC, Refunding RB, University Village at Shepard Pratt, 5.00%, 7/01/33	1,000	1,084,620
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Goucher College, Series A, 5.00%, 7/01/34	1,000	1,111,710
Johns Hopkins University Project, Series A, 5.00%, 7/01/27	1,000	1,178,420
Johns Hopkins University Project, Series A, 4.00%, 7/01/37	500	517,325
Loyola University Maryland Issue, Series A, 5.00%, 10/01/39	900	994,581
Maryland Institute College of Art, 5.00%, 6/01/29	500	552,195
Notre Dame Maryland University, 5.00%, 10/01/42	500	525,075
Maryland Industrial Development Financing Authority, RB, Our Lady Of Good Counsel School, Series A, 6.00%, 5/01/35	1,000	1,036,880
University System of Maryland, Refunding RB, Series D, 5.00%, 10/01/21	500	618,275

		8,516,080

Health – 23.6%
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	500	500,390
County of Montgomery Maryland, Refunding RB, 5.00%, 12/01/40	1,000	1,104,820
Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	250	280,832
Maryland Health & Higher Educational Facilities Authority, RB, Anne Arundel Health System, 5.00%, 7/01/40	1,000	1,071,890
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 7/01/27	500	568,755
Charlestown Community, 6.25%, 1/01/41	1,000	1,122,940

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2013	1

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland (concluded)
Health (concluded)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (concluded):
Doctor’s Community Hospital, 5.75%, 7/01/38	$500	$551,545
Frederick Memorial Hospital, Series A, 4.00%, 7/01/38	1,250	1,192,750
University of Maryland Medical System, 5.13%, 7/01/39	1,000	1,082,620

		7,476,542

Housing – 15.3%
Maryland Community Development Administration, RB:
AMT, 5.10%, 9/01/37	1,000	1,037,660
Housing, Series A, 4.05%, 7/01/42	1,220	1,235,872
Residential, Series A, 5.05%, 9/01/39	500	528,880
Residential, Series B, 4.75%, 9/01/39	150	156,426
Maryland Community Development Administration, Refunding RB, Residential, Series B, 5.25%, 9/01/35	1,755	1,877,113

		4,835,951

Transportation – 15.0%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	564,840
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	564,840
Maryland State Department of Transportation, RB, Series B, 4.00%, 5/15/22	1,000	1,105,590
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport, Series A, AMT, 4.00%, 6/01/29	1,925	1,993,645
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Parking Projects, Series B, AMT, 5.00%, 3/01/23	445	520,877

		4,749,792

Utilities – 17.2%
City of Baltimore Maryland, Refunding RB, Wastewater Projects, Series A (NPFGC):
5.20%, 7/01/32	2,250	2,257,718
5.13%, 7/01/42	1,500	1,505,010
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	500	553,070
Montgomery County, RB, Series A:
5.00%, 4/01/31	500	563,325
5.00%, 4/01/32	500	562,005
		5,441,128

Total Municipal Bonds in Maryland		38,896,655

District of Columbia – 3.5%
Transportation – 3.5%
Washington Metropolitan Area Transit Authority, Refunding RB, Transit, Series A, 5.13%, 7/01/32	1,000	1,117,920

Guam – 2.9%
State – 2.3%
Government of Guam Business Privilege Tax Revenue, RB, Series A, 5.13%, 1/01/42	250	271,200
Territory of Guam, Limited Obligation Bonds, RB, Section 30, Series A, 5.63%, 12/01/29	410	447,806

		719,006

Utility – 0.6%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/34	175	189,929

Total Municipal Bonds in Guam		908,935

Multi-State – 6.8%
Housing – 6.8%
Centerline Equity Issuer Trust, 7.20%, 11/15/14 (a)(b)	2,000	2,155,300

2	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico – 5.1%
State – 5.1%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	$130	$137,313
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series D, 5.38%, 7/01/33	350	349,986
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	1,000	1,126,270

		1,613,569

Total Municipal Bonds in Puerto Rico		1,613,569

Total Municipal Bonds – 141.2%		44,692,379

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
Maryland – 13.9%
Health – 3.5%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 5.00%, 11/15/51	1,000	1,093,615

Transportation – 10.4%
Maryland State Transportation Authority, RB, Transportation Facility Project (AGM), 5.00%, 7/01/41	3,000	3,288,480

Total Municipal Bonds in Maryland		4,382,095

Puerto Rico – 1.0%
State – 1.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	300	321,354

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 14.9%		4,703,449

Total Long-Term Investments (Cost – $47,485,844) – 156.1%		49,395,828

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.03%(d)(e)	13,430	13,430

Total Short-Term Securities (Cost – $13,430) – 0.0%		13,430

Total Investments (Cost – $47,499,274*) – 156.1%		49,409,258
Other Assets Less Liabilities – 9.3%		652,793
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (14.9%)		(2,401,360)
VRDP Shares, at Liquidation Value – (50.5%)		(16,000,000)

Net Assets Applicable to Common Shares – 100.0%		$31,660,691

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$45,025,508

Gross unrealized appreciation	$2,086,397
Gross unrealized depreciation	(102,647)

Net unrealized appreciation	$1,983,750

Notes to Schedule of Investments

(a)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2013	3

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at May 31, 2013	Income
FFI Institutional Tax-Exempt Fund	180,661	(167,231)	13,430	$111

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.
	AMT	Alternative Minimum Tax (subject to)
	EDC	Economic Development Corp.
	GO	General Obligation Bonds
	NPFGC	National Public Finance Guarantee Corp.
	RB	Revenue Bonds
	SO	Special Obligation

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

4	BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2013

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	–	$49,395,828	–	$49,395,828
Short-Term Securities	$13,430	–	–	13,430

Total	$13,430	$49,395,828	–	$49,409,258

[1]	See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	–	$(2,400,000)	–	$(2,400,000)
VRDP shares	–	(16,000,000)	–	(16,000,000)

Total	–	$(18,400,000)	–	$(18,400,000)

There were no transfers between levels during the period ended May 31, 2013.

BLACKROCK MARYLAND MUNICIPAL BOND TRUST	MAY 31, 2013	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date: July 25, 2013